Fair Value of Financial Instruments (Details 1) - 6 months ended Jun. 30, 2015	Total
Fair Value Of Financial Instruments Details 1
Risk free interest rate	0.46%
Stock volatility factor	37.06%
Months to Maturity	18 months
Expected dividend yield